Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2010 Fund
December 31, 2025
AFF10-NPRT3-0226
1.811320.121
Bond Funds - 61.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,607,377	35,496,590
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	405,204	3,071,449
Fidelity Series Emerging Markets Debt Fund (b)	128,772	1,098,426
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	34,997	333,872
Fidelity Series Floating Rate High Income Fund (b)	15,823	139,243
Fidelity Series High Income Fund (b)	124,090	1,105,641
Fidelity Series International Credit Fund (b)	38,222	322,977
Fidelity Series International Developed Markets Bond Index Fund (b)	1,118,240	9,482,673
Fidelity Series Investment Grade Bond Fund (b)	6,739,455	68,675,049
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,026,859	5,534,772
Fidelity Series Real Estate Income Fund (b)	19,611	198,262
TOTAL BOND FUNDS (Cost $131,875,931)		125,458,954

Domestic Equity Funds - 16.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	297,300	4,756,803
Fidelity Advisor Series Growth Opportunities Fund (b)	191,487	3,364,427
Fidelity Series All-Sector Equity Fund (b)	157,900	2,197,971
Fidelity Series Commodity Strategy Fund (b)	25,792	2,495,336
Fidelity Series Intrinsic Opportunities Fund (b)	69,031	733,801
Fidelity Series Large Cap Stock Fund (b)	243,274	6,495,425
Fidelity Series Large Cap Value Index Fund (b)	34,167	622,868
Fidelity Series Opportunistic Insights Fund (b)	161,125	4,110,291
Fidelity Series Small Cap Core Fund (b)	12,616	170,562
Fidelity Series Small Cap Discovery Fund (b)	50,120	550,822
Fidelity Series Small Cap Opportunities Fund (b)	67,741	1,098,756
Fidelity Series Stock Selector Large Cap Value Fund (b)	257,683	3,741,552
Fidelity Series Value Discovery Fund (b)	219,633	3,740,358
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,713,434)		34,078,972

International Equity Funds - 13.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	141,990	2,804,297
Fidelity Series Emerging Markets Fund (b)	153,591	1,803,163
Fidelity Series Emerging Markets Opportunities Fund (b)	297,689	7,338,026
Fidelity Series International Growth Fund (b)	239,876	4,584,031
Fidelity Series International Small Cap Fund (b)	133,898	2,395,434
Fidelity Series International Value Fund (b)	297,572	4,642,126
Fidelity Series Overseas Fund (b)	307,308	4,588,116
Fidelity Series Select International Small Cap Fund (b)	11,662	161,173
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,617,264)		28,316,366

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $2,589,318)	261,578	2,634,093

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	310,000	309,388
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	190,000	189,498
US Treasury Bills 0% 3/19/2026 (d)	3.56	20,000	19,851
TOTAL U.S. TREASURY OBLIGATIONS (Cost $518,606)			518,737

Money Market Funds - 7.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	351,191	351,261
Fidelity Series Government Money Market Fund (b)(f)	3.84	13,924,863	13,924,863
TOTAL MONEY MARKET FUNDS (Cost $14,276,129)			14,276,124

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $187,590,682)	205,283,246
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(109,943)
NET ASSETS - 100.0%	205,173,303

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	3	3/2026	435,315	1,218

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	78	3/2026	8,951,719	(51,565)
CBOT US Treasury Long Bond Contracts (United States)	13	3/2026	1,497,844	(17,837)

TOTAL INTEREST RATE CONTRACTS				(69,402)

TOTAL LONG				(68,184)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	7	3/2026	874,300	17,310
CME E-Mini S&P 500 Index Contracts (United States)	10	3/2026	3,446,250	1,070
ICE MSCI Emerging Markets Index Contracts (United States)	2	3/2026	141,140	25

TOTAL SHORT				18,405

TOTAL FUTURES CONTRACTS				(49,779)
The notional amount of long futures as a percentage of Net Assets is 5.3%.
The notional amount of short futures as a percentage of Net Assets is 2.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $518,737.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	891,156	2,750,427	3,290,318	13,889	1	(5)	351,261	351,191	0.0%
Total	891,156	2,750,427	3,290,318	13,889	1	(5)	351,261

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	4,540,793	1,093,014	1,332,749	595,332	12,999	442,746	4,756,803	297,300
Fidelity Advisor Series Growth Opportunities Fund	3,167,079	711,143	1,113,869	452,552	263,038	337,036	3,364,427	191,487
Fidelity Advisor Series Small Cap Fund	15,000	-	14,634	-	1,262	(1,628)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	33,968,015	6,508,942	4,584,461	1,379,906	(10,261)	(385,645)	35,496,590	3,607,377
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,020,119	235,582	1,115,491	144,967	(265,661)	196,900	3,071,449	405,204
Fidelity Series All-Sector Equity Fund	2,015,382	308,058	517,688	118,960	7,882	384,337	2,197,971	157,900
Fidelity Series Canada Fund	1,691,125	995,595	305,546	56,742	24,327	398,796	2,804,297	141,990
Fidelity Series Commodity Strategy Fund	424,112	2,132,045	85,876	21,602	3,713	21,342	2,495,336	25,792
Fidelity Series Emerging Markets Debt Fund	1,105,029	80,504	162,233	51,612	(17,682)	92,808	1,098,426	128,772
Fidelity Series Emerging Markets Debt Local Currency Fund	349,950	29,305	71,153	21,938	(3,311)	29,081	333,872	34,997
Fidelity Series Emerging Markets Fund	2,007,762	105,782	820,674	44,860	162,803	347,490	1,803,163	153,591
Fidelity Series Emerging Markets Opportunities Fund	7,975,216	429,837	3,130,045	189,008	933,309	1,129,709	7,338,026	297,689
Fidelity Series Floating Rate High Income Fund	155,252	14,173	29,497	8,919	(1,176)	491	139,243	15,823
Fidelity Series Government Money Market Fund	14,513,762	2,149,149	2,738,048	469,283	-	-	13,924,863	13,924,863
Fidelity Series High Income Fund	1,127,437	90,785	159,286	62,416	(2,095)	48,800	1,105,641	124,090
Fidelity Series International Credit Fund	306,318	14,375	-	14,375	-	2,284	322,977	38,222
Fidelity Series International Developed Markets Bond Index Fund	9,972,971	1,008,093	1,365,961	377,462	(51,054)	(81,376)	9,482,673	1,118,240
Fidelity Series International Growth Fund	4,330,360	956,717	1,071,123	355,554	310,074	58,003	4,584,031	239,876
Fidelity Series International Small Cap Fund	2,793,920	436,019	1,104,992	325,871	219,090	51,397	2,395,434	133,898
Fidelity Series International Value Fund	4,800,094	721,465	1,590,508	458,837	628,017	83,058	4,642,126	297,572
Fidelity Series Intrinsic Opportunities Fund	771,865	127,333	186,644	81,273	(7,245)	28,492	733,801	69,031
Fidelity Series Investment Grade Bond Fund	75,114,862	6,378,477	13,738,241	2,380,435	(304,512)	1,224,463	68,675,049	6,739,455
Fidelity Series Large Cap Stock Fund	6,148,614	1,073,241	1,810,365	616,596	516,007	567,928	6,495,425	243,274
Fidelity Series Large Cap Value Index Fund	607,216	75,397	115,225	21,048	19,821	35,659	622,868	34,167
Fidelity Series Long-Term Treasury Bond Index Fund	7,105,933	618,841	2,041,740	192,946	(558,917)	410,655	5,534,772	1,026,859
Fidelity Series Opportunistic Insights Fund	3,900,352	960,391	1,185,373	578,293	281,920	153,001	4,110,291	161,125
Fidelity Series Overseas Fund	4,490,181	762,165	898,770	373,516	253,066	(18,526)	4,588,116	307,308
Fidelity Series Real Estate Income Fund	209,674	15,219	29,499	9,964	280	2,588	198,262	19,611
Fidelity Series Select International Small Cap Fund	38,271	151,003	58,189	4,787	4,830	25,258	161,173	11,662
Fidelity Series Short-Term Credit Fund	2,928,452	188,319	491,760	100,512	4,785	4,297	2,634,093	261,578
Fidelity Series Small Cap Core Fund	168,754	6,825	42,729	1,387	(2,125)	39,837	170,562	12,616
Fidelity Series Small Cap Discovery Fund	566,055	77,776	131,451	54,073	(5,998)	44,440	550,822	50,120
Fidelity Series Small Cap Opportunities Fund	1,105,603	90,336	309,294	48,633	110,685	101,426	1,098,756	67,741
Fidelity Series Stock Selector Large Cap Value Fund	3,591,736	697,775	785,917	272,203	9,470	228,488	3,741,552	257,683
Fidelity Series Value Discovery Fund	3,694,253	620,822	876,064	207,393	72,666	228,681	3,740,358	219,633
	209,721,517	29,864,503	44,015,095	10,093,255	2,610,007	6,232,316	204,413,248

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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